Inventories, Net - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials and packing materials	¥ 43,922		¥ 56,519
Products	759,832		581,237
Inventories	803,754		637,756
Less: impairment allowance	(107,993)		(20,948)
Inventories, net	¥ 695,761	$ 109,180	¥ 616,808